Note 2 - Allowance For Loan Losses: Allowance for Credit Losses on Financing Receivables (Tables)	9 Months Ended
Sep. 30, 2019
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended		Nine Months Ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Allowance for Credit Losses:
Beginning Balance	$ 46,000,000	$ 41,000,000	$ 43,000,000	$ 42,500,000
Provision for Loan Losses	15,276,415	10,211,067	39,784,720	25,382,742
Charge-offs	(17,191,431)	(13,263,402)	(46,918,301)	(37,632,941)
Recoveries	4,415,016	3,552,335	12,633,581	11,250,199
Ending balance; collectively evaluated for impairment	$ 48,500,000	$ 41,500,000	$ 48,500,000	$ 41,500,000

	Three Months Ended		Nine Months Ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Finance receivables:
Ending balance; collectively evaluated for impairment	$ 795,961,852	$ 668,850,870	$ 795,961,852	$ 668,850,870